Supplemental Cash Flow Information - Additional Information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid on long-term debt, advances from affiliates and capital lease obligations	$ 156,100	$ 175,700	$ 170,000
Income taxes paid	2,200	6,900	$ 3,500
Due from joint ventures	0	17,500
Equity	2,282,229	1,863,511
Bahrain LNG Joint Venture
Schedule Of Supplemental Cash Flow [Line Items]
Subordinated debt	$ 73,400	$ 73,400